Fair Value Measurements (Tables)	6 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Fair Value Disclosures [Abstract]
Schedule of Fair Value Instruments
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2024 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine the fair value (in thousands):

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets
Money market fund	$65,000	$—	$—	$65,000

Total assets	$65,000	$—	$—	$65,000

Liabilities
Convertible notes payable, noncurrent	$—	$—	$107,600	$107,600

Total liabilities	$—	$—	$107,600	$107,600

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2025 and December 31, 2024 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine the fair value (in thousands):

	September 30, 2025
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$35,468	$—	$—	$35,468
U.S. treasury securities	—	4,985	—	4,985
Commercial paper	—	2,982	—	2,982
Corporate debt securities	5,509	—	—	5,509
Current investments:
U.S. treasury securities	—	54,677	—	54,677
U.S. government-sponsored agency securities	4,032	3,367	—	7,399
Commercial paper	—	5,878	—	5,878
Corporate debt securities	77,824	3,021	—	80,845

Total	$122,833	$74,910	$—	$197,743

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$65,000	$—	$—	$65,000
Total assets	$65,000	$—	$—	$65,000
Liabilities
Convertible Notes payable, noncurrent	$—	$—	$107,600	$107,600

Total liabilities	$—	$—	$107,600	$107,600

Summary of Changes in The Fair Value of Level 3
The following table presents the changes in the fair value of the Level 3 Convertible notes payable (in thousands):

Amounts
Balance as of June 18, 2024	$—
Convertible notes payable issuance	95,000
Change in fair value of Convertible notes payable	12,600

Balance as of December 31, 2024	$107,600

The following table presents the changes in the fair value of the Level 3 Convertible Notes payable (in thousands):

Amounts
Balance as of December 31, 2024	107,600
Change in fair value of Convertible Notes payable	21,584
Conversion of convertible notes into common stock and pre-funded warrants upon the Closing	(129,184)

Balance as of September 30, 2025	$—

Schedule of Assumptions Related to The Change in Fair Value	The fo
llow
ing table presents the significant assumptions related to the change in fair value for the period ending December 31, 2024:

Time from convertible notes issuance to Next Equity Financing (in years)	0.58 - 0.77
Probability of Next Equity Financing	70.0%
Time from convertible notes issuance to Next Equity Financing / prior to trade sale (in years)	0.75 - 0.93
Probability of Next Equity Financing / prior to trade sale	30.0%
Interest rate	12.0%
Discount rate	64.7%
The following table presents the significant assumptions related to the change in fair value for the period ending December 31, 2024:

Time from Convertible Notes issuance to Next Equity Financing (in years)	0.58 - 0.77
Probability of Next Equity Financing	90.0%
Time from Convertible Notes issuance to Next Equity Financing / prior to trade sale (in years)	0.75 - 0.93
Probability of Next Equity Financing / prior to trade sale	10.0%
Interest rate	12.0%
Discount rate	67.0%